VGOF-P9 11/22

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INVESTMENT TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED NOVEMBER 30, 2022 TO THE

PROSPECTUS OF EACH FUND LISTED IN SCHEDULE A

For each of the funds listed in Schedule A, the following disclosure replaces and supersedes the corresponding disclosure in each fund’s Prospectus in the section titled “Other things to know about transactions-Small account fees/Mandatory redemptions”:

Small account balance liquidations

The fund reserves the right to ask you to bring your account up to a minimum investment amount determined by your Service Agent if your account has been open for more than one year and the aggregate value of the fund shares in your account is less than $500. You will be notified in writing and will have 30 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 30-day period, the fund may close your account and send you the redemption proceeds. You will not be charged a CDSC if your account is closed for this reason. If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount.

If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Please contact your Service Agent for more information. Any redemption of fund shares may result in tax consequences to you (see “Taxes” for more information).

This policy does not apply to: (i) certain broker-controlled accounts established through the National Securities Clearing Corporation’s Networking system; (ii) Class A accounts established pursuant to a conversion from Class C or C1, and any remaining Class C or C1 accounts involved in the conversion with a low balance due to the conversion; (iii) tax-deferred retirement plan accounts; (iv) accounts with an active systematic investment plan; (v) accounts held through a 529 college saving program; (vi) accounts that do not have a valid address as evidenced by mail being returned to the fund or its agents, (vii) Coverdell Education Saving Plan accounts; and (viii) accounts identified to us by the applicable Service Agent as being fee-based accounts.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Alternative Credit Fund	March 1, 2022

BrandywineGLOBAL – Diversified US Large Cap Value Fund	January 28, 2022

BrandywineGLOBAL – Flexible Bond Fund	May 1, 2022

BrandywineGLOBAL – Global Opportunities Bond Fund	May 1, 2022

BrandywineGLOBAL – Global Opportunities Bond Fund (USD Hedged)	May 1, 2022

BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2022

BrandywineGLOBAL – Small Cap Value Fund	August 31, 2022

ClearBridge Global Infrastructure Income Fund	January 28, 2022

Fund	Date of Summary Prospectus, Prospectus and SAI

ClearBridge International Growth Fund	March 1, 2022

ClearBridge Small Cap Fund	March 1, 2022

ClearBridge Value Trust	March 1, 2022

Franklin Global Market Neutral Fund	January 28, 2022

Franklin International Equity Fund	January 28. 2022

Franklin Strategic Real Return Fund	January 28, 2022

Franklin U.S. Small Cap Equity Fund	May 1, 2022

Martin Currie Emerging Markets Fund	January 28, 2022

LEGG MASON PARTNERS INCOME TRUST

Western Asset California Municipals Fund	June 28, 2022

Western Asset Corporate Bond Fund	May 1, 2022

Western Asset Emerging Markets Debt Fund	June 28, 2022

Western Asset Intermediate Maturity California Municipals Fund	March 31, 2022

Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2022

Western Asset Intermediate-Term Municipals Fund	July 29, 2022

Western Asset Managed Municipals Fund	June 28, 2022

Western Asset Massachusetts Municipals Fund	March 31, 2022

Western Asset Mortgage Total Return Fund	May 1, 2022

Western Asset New Jersey Municipals Fund	July 29, 2022

Western Asset New York Municipals Fund	July 29, 2022

Western Asset Oregon Municipals Fund	August 30, 2022

Western Asset Pennsylvania Municipals Fund	July 29, 2022

Western Asset Short Duration Municipal Income Fund	June 28, 2022

Western Asset Short-Term Bond Fund	May 1, 2022

Western Asset Ultra-Short Income Fund	September 30, 2022

LEGG MASON PARTNERS INVESTMENT TRUST

BrandywineGLOBAL – Corporate Credit Fund	May 1, 2022

BrandywineGLOBAL – High Yield Fund	May 1, 2022

ClearBridge Aggressive Growth Fund	December 29, 2021

ClearBridge All Cap Value Fund	January 28, 2022

ClearBridge Appreciation Fund	March 1, 2022

ClearBridge Dividend Strategy Fund	May 1, 2022

ClearBridge International Small Cap Fund	January 28, 2022

ClearBridge International Value Fund	March 1, 2022

ClearBridge Large Cap Growth Fund	March 31, 2022

ClearBridge Large Cap Value Fund	March 1, 2022

ClearBridge Mid Cap Fund	March 1, 2022

ClearBridge Mid Cap Growth Fund	March 1, 2022

ClearBridge Select Fund	March 1, 2022

ClearBridge Small Cap Growth Fund	March 1, 2022

ClearBridge Small Cap Value Fund	January 28, 2022

ClearBridge Sustainability Leaders Fund	March 1, 2022

ClearBridge Tactical Dividend Income Fund	March 1, 2022

Franklin Global Dividend Fund	January 28, 2022

Franklin Global Equity Fund	March 1, 2022

Franklin Multi-Asset Conservative Growth Fund	May 31, 2022

Fund	Date of Summary Prospectus, Prospectus and SAI

Franklin Multi-Asset Defensive Growth Fund	May 31, 2022

Franklin Multi-Asset Growth Fund	May 31, 2022

Franklin Multi-Asset Moderate Growth Fund	May 31, 2022

Franklin S&P 500 Index Fund	January 28, 2022

Franklin U.S. Large Cap Equity Fund	March 31, 2022

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	May 1, 2022

Western Asset Core Plus Bond Fund	May 1, 2022

Western Asset High Yield Fund	September 30, 2022

Western Asset Inflation Indexed Plus Bond Fund	May 1, 2022

Western Asset Intermediate Bond Fund	September 30, 2022

Western Asset Macro Opportunities Fund	March 1, 2022

Western Asset Total Return Unconstrained Fund	September 30, 2022

Please retain this supplement for future reference.

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